Fair Value Measurements - fair value measurements of the Fund's investments (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Fair Value Measurements
Debt Investments		$ 935,310,172
Money Market Funds	$ 40,090,000	2,771,624
Total Assets		938,081,796
Level 1
Fair Value Measurements
Money Market Funds	$ 40,090,000	2,771,624
Total Assets		2,771,624
Level 3
Fair Value Measurements
Debt Investments		935,310,172
Total Assets		$ 935,310,172